Cover	Mar. 12, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PWP Forward Acquisition Corp. I (the "Company") is filing this Amendment No. 1 on Form 8-K/A (the "Amendment") to amend and restate the Company's audited balance sheet and accompanying footnotes as of March 12, 2021 (the "Original Balance Sheet") filed as Exhibit 99.1 to the Company's Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the "SEC") on March 18, 2021 (the "Original 8-K"). The Original Balance Sheet is being restated to reflect the classification of (i) all of the Company's Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), as temporary equity in accordance with Accounting Standards Codification ("ASC") 480-10-S99 and (ii) the Company's outstanding warrants issued in connection with the initial public offering, exercise of the over-allotment option and private placement as derivative liabilities in accordance with ASC 815. Refer to Note 2-Restatement of Previously Filed Balance Sheet of this Form 8-K/A for additional information and for a summary of the accounting impacts of these adjustments to the Company's balance sheet as of March 12, 2021.
Document Period End Date	Mar. 12, 2021
Entity File Number	001-40185
Entity Registrant Name	PWP Forward Acquisition Corp. I
Entity Central Index Key	0001825739
Entity Tax Identification Number	85-3098890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	287-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fifth Of One Rredeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	FRWAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FRW
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	FRWAW
Security Exchange Name	NASDAQ